Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net revenue	$ 149,058	$ 286,146	$ 1,782,824	$ 2,024,969
Net revenue - related party	184,366		597,990
Total net revenue	333,424	286,146	2,380,814	2,024,969
Cost of revenue			796,035	591,075
Provision for inventory obsolescence			62,727	356,684
Total cost of revenue	90,661	129,421	858,762	947,759
Gross profit	242,763	156,725	1,522,052	1,077,210
Operating expenses:
Selling expenses	10,195		6,006	105,886
General and administrative expenses	385,481	371,398	1,375,412	1,478,266
Total operating expenses	395,676	371,398	1,381,418	1,584,152
Income (Loss) from operations	(152,913)	(214,673)	140,634	(506,942)
Other income (expense):
Interest expense	(5,501)	(14,726)	(93,531)	(99,110)
Interest income	127	64	565	1,882
Equity in loss of unconsolidated investees	(47,423)		(223,771)
Other income (expense), net	503	51,447	51,209	(2,122)
Total other income (loss), net	(52,294)	36,785	(265,528)	(99,350)
Loss before income tax provision	(205,207)	(177,888)	(124,894)	(606,292)
Income tax provision			(4,620)
Net loss	(205,207)	(177,888)	(129,514)	(606,292)
Comprehensive income (loss) statement:
Net loss	(205,207)	(177,888)	(129,514)	(606,292)
Unrealized gain on investment				3,060
Foreign currency translation loss	(1,582)	(5,409)	(2,378)	(190)
Total comprehensive loss	$ (206,789)	$ (183,297)	$ (131,892)	$ (603,422)
Net Loss Per Common Share:
Basic	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.04)
Diluted	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.04)
Weighted Average Common Shares Outstanding:
Basic	17,595,062	15,927,562	15,997,528	15,927,562
Diluted	17,595,062	15,927,562	15,997,528	15,927,562